Severance Indemnities And Pension Plans (Schedule Of Contributions To Plan Assets) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
Sep. 30, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2012	¥ 20.6
For the remainder of the fiscal year ending March 31, 2013	19.9
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2012	13.5
For the remainder of the fiscal year ending March 31, 2013	1.0
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2012	0.6
For the remainder of the fiscal year ending March 31, 2013	¥ 0.6